PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)

Common Stocks – 96.9% of Net Assets

	Auto Components – 1.0%
12,130	Luminar Technologies, Inc.(a)	$88,367

	Biotechnology – 4.0%
1,278	Vertex Pharmaceuticals, Inc.(a)	370,032

	Capital Markets – 4.5%
4,619	Intercontinental Exchange, Inc.	417,327

	Chemicals – 4.8%
2,168	Sherwin-Williams Co. (The)	443,898

	Communications Equipment – 4.1%
1,685	Motorola Solutions, Inc.	377,389

	Diversified Financial Services – 2.0%
691	Berkshire Hathaway, Inc., Class B(a)	184,511

	Diversified Telecommunication Services – 2.8%
4,974	Cogent Communications Holdings, Inc.	259,444

	Electric Utilities – 5.7%
6,759	NextEra Energy, Inc.	529,973

	Food Products – 4.5%
5,804	McCormick & Co., Inc.	413,651

	Health Care Providers & Services – 2.1%
437	Chemed Corp.	190,777

	Household Products – 4.4%
3,158	Clorox Co. (The)	405,456

	Insurance – 4.3%
1,492	Aon PLC, Class A	399,662

	Interactive Media & Services – 3.0%
2,922	Alphabet, Inc., Class A(a)	279,489

	Internet & Direct Marketing Retail – 4.9%
4,003	Amazon.com, Inc.(a)	452,339

	IT Services – 6.2%
2,066	Jack Henry & Associates, Inc.	376,570
1,145	VeriSign, Inc.(a)	198,886

		575,456

	Life Sciences Tools & Services – 4.9%
1,765	Danaher Corp.	455,882

	Metals & Mining – 4.8%
13,582	Wheaton Precious Metals Corp.	439,513

Shares	Description	Value (†)

Common Stocks – continued

	Multiline Retail – 5.5%
2,123	Dollar General Corp.	$509,223

	Oil, Gas & Consumable Fuels – 2.7%
47,941	Kosmos Energy Ltd.(a)	247,855

	Pharmaceuticals – 3.0%
1,687	Johnson & Johnson	275,588

	Road & Rail – 6.0%
959	Saia, Inc.(a)	182,210
1,891	Union Pacific Corp.	368,405

		550,615

	Semiconductors & Semiconductor Equipment – 6.8%
2,147	Entegris, Inc.	178,244
499	Monolithic Power Systems, Inc.	181,337
2,221	NVIDIA Corp.	269,607

		629,188

	Software – 4.9%
1,948	Microsoft Corp.	453,689

	Total Common Stocks (Identified Cost $9,992,622)	8,949,324

Principal Amount

Short-Term Investments – 4.2%
$393,937	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $393,973 on 10/03/2022 collateralized by $409,800 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $401,892 including accrued interest(b) (Identified Cost $393,937)	393,937

	Total Investments – 101.1% (Identified Cost $10,386,559)	9,343,261
	Other assets less liabilities – (1.1)%	(105,853)

	Net Assets – 100.0%	$9,237,408

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures.

The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight. Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,949,324	$—	$—	$8,949,324
Short-Term Investments	—	393,937	—	393,937

Total	$8,949,324	$393,937	$—	$9,343,261

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Semiconductors & Semiconductor Equipment	6.8%
IT Services	6.2
Road & Rail	6.0
Electric Utilities	5.7
Multiline Retail	5.5
Life Sciences Tools & Services	4.9
Software	4.9
Internet & Direct Marketing Retail	4.9
Chemicals	4.8
Metals & Mining	4.8
Capital Markets	4.5
Food Products	4.5
Household Products	4.4
Insurance	4.3
Communications Equipment	4.1
Biotechnology	4.0
Interactive Media & Services	3.0
Pharmaceuticals	3.0
Diversified Telecommunication Services	2.8
Oil, Gas & Consumable Fuels	2.7
Health Care Providers & Services	2.1
Diversified Financial Services	2.0
Auto Components	1.0
Short-Term Investments	4.2

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%